Share-Based Payments - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure Of Share Based Payment Arrangements [Abstract]
Description of vesting requirements for share-based payment arrangement	Compensation expense for RSUs is determined based upon the market price of the Ordinary Shares underlying the awards on the date of grant and expensed over the vesting period, which is generally a one to four-year period, with a 1-year cliff vesting period and subsequent monthly vesting, resulting from participates completing a service condition.
Share-based payment expense	$ 10.3